Performance Unit Plan (PUP)	6 Months Ended
Jun. 29, 2013
Performance Unit Plan (PUP)

8. Performance Unit Plan (PUP)

In 2009, the Company adopted the 2009 Performance Unit Plan (the “Plan”). The Plan was designed to motivate, reward and retain key contributors to the Company by providing an incentive based (each a “PUP”) on the appreciation in value of the Company at the time of change in control event as defined below. This Plan was not an equity plan and was intended to provide an incentive payment to selected employees, external or third party consultants and members of the Board of Managers (the “Board”). In the event that a participant’s continuous status as an employee or consultant terminated for any reason (including death or disability of participant) prior to the redemption date, vesting was ceased and all rights to receive distributions with respect to unvested performance units granted under the Plan were ceased and terminated as of the date of such termination of employment or consultancy. A participant’s vested performance units at termination expire unless a Change of Control (defined below) occurs within three months following termination. The distribution amount is defined as the difference between the redemption value of the units received at the time of sale, or change of control, and the base value of the PUP. The base value of the PUP was determined by the Board at each award date, and was determined to be $0.15 for all periods presented. Performance units did not constitute ownership units or interests of the Company. Amounts distributable under the Plan shall be made only upon any of the following occurrences by acquisition, merger, consolidation or other transaction (“Change of Control”):

•

The acquisition by any person, or more than one person acting as a group, of ownership of units of the Company that, together with stock held by such person or group, constitutes more than fifty percent (50%) of the total fair market value or of the total voting power represented by the Company’s then outstanding units;

•

The acquisition by any person, or more than one person acting as a group, of all or substantially all of the assets of the Company, provided that such assets have at least a total gross fair market value equal to or more than 90% of the total gross fair market value of all of the assets of the Company immediately before such acquisition, except that no “Change of Control” shall occur if the assets are transferred to an entity that is controlled by the unit holders of the Company immediately after the transfer; or

•	An initial public offering.

In the event that a participant’s continuous status as an employee or consultant terminated for any reason (including death or disability of participant) and a Change of Control did not occur by the third month anniversary after such termination (or such longer period of time as expressly set forth in the performance unit grant) then all vested performance units granted to such participant were terminated and all rights to receive distributions with respect to such vested performance units under the Plan were ceased and terminated as of such anniversary date. Awards granted under the plan generally vested over a four-year period with 25% vesting on the first anniversary from the grant date and the remainder vesting ratably each month over the ensuing 36-month period. Performance-based PUP awards generally vested upon achieving certain sales targets. As of December 31, 2012, there were 329,176 PUPs outstanding subject to performance-based vesting criteria.

The following table summarizes the Company’s PUP activity:

		PUPS Outstanding
	PUPS Available for Grant	Number of PUPS	Weighted- Average Base Price
Balances — December 31, 2009	240,667	271,333	$0.15
Additional units authorized under plan	1,110,975	—	NA
Granted	(697,983)	697,983	0.15
Cancelled	29,999	(29,999)	0.15

Balances — December 31, 2010	683,658	939,317	0.15
Granted	(770,143)	770,143	0.15
Cancelled	157,811	(157,811)	0.15

Balances — December 31, 2011	71,326	1,551,649	0.15
Cancelled	146,834	(146,837)	0.15

Balances — December 31, 2012	218,160	1,404,812	0.15
Settled (unaudited)	—	(1,057,772)	0.15
Cancelled (unaudited)	347,040	(347,040)	0.15
Termination of the Plan	(565,200)	—	0.15

Balances — June 29, 2013 (unaudited)	—	—

As of December 31, 2012
Base Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Number Vested
$0.15	1,404,812	7.96	862,922

While the distributable amount may be satisfied in either cash or stock at the time of a change in control, the Company has elected to make such distribution in cash. Accordingly, the Company decided to pay out the vested awards at the time of an IPO in cash and that the cash value was determined based on the price of the common units in the IPO. Under existing accounting guidance, the compensation expense associated with the Plan is not required to be reflected in the consolidated financial statements until Change of Control is deemed probable. Accordingly, the Company had not recorded any liabilities or compensation expense associated with the PUPs in its consolidated financial statements for the years ended December 31, 2010, 2011 and 2012, but recorded the entire amount in the period in which a change of control occurred.

Upon the completion of the IPO on June 17, 2013, the Company accrued compensation and related payroll tax expense of $20.4 million (unaudited) in its consolidated financial statements in the six months ended June 29, 2013, for the 1,057,772 PUPs (unaudited) vested as of the IPO date. The Plan was terminated in June 2013, in connection with the completion of the IPO.